Subsequent Events (Details) ₪ in Millions, $ in Millions	Apr. 11, 2018 USD ($)	Apr. 11, 2018 ILS (₪)	Mar. 01, 2018 USD ($)
Forecast [Member]
Subsequent Events (Textual)
Line of credit or loan amount	$ 3.1	₪ 11
Subsequent event [Member]
Subsequent Events (Textual)
Line of credit or loan amount			$ 3.0